OTHER ASSETS AND LIABILITIES - Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current liabilities
Long-term deferred revenue *	$ 8	$ 13
Other liabilities	14	16
Total other non-current liabilities	22	29
Other current liabilities
Taxes payable (non-income tax)	130	124
Short-term deferred revenue *	93	109
Customer advances *	36	35
Other payments to authorities	63	66
Due to employees	80	84
Other liabilities	30	39
Total other current liabilities	$ 432	$ 457